Credit Impairment Losses and Provisions	12 Months Ended
Dec. 31, 2021
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Credit Impairment Losses and Provisions
8. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

			Group
	31 December 2021	2020(1)	2019(1)
	£m	£m	£m
Credit impairment (write-backs)/losses:
Loans and advances to customers	(186)	666	216
Recoveries of loans and advances, net of collection costs	(17)	(24)	(40)
Off-balance sheet exposures (See Note 29)	(30)	(3)	22
	(233)	639	198
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 29)	388	257	422
Provisions for residual value and voluntary termination	(9)	6	6
	379	263	428
	146	902	626
(1)Adjusted to reflect the presentation of discontinued operations as set out in Note 43.

In 2021 and 2020 there were no material credit impairment losses on loans and advances to banks, non-trading reverse repurchase agreements, other financial assets at amortised cost and financial assets at FVOCI.